ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
	As of December 31,
	2024	2023
	US$’000	US$’000
Trade Creditors	5,562	3,440
Accrued Expenses	1,081	812
Other Payables	297	506
Accounts Payable and Accrued Liabilities	6,940	4,758